MANAGEMENT'S LIQUIDITY PLANS	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Going Concern [Abstract]
MANAGEMENT'S LIQUIDITY PLANS
NOTE 2 — MANAGEMENT’S LIQUIDITY PLANS

As of March 31, 2019, the Company had cash of $4,089,717 and working capital of $1,567,539. In addition, the Company used actual net cash in operations of $1,625,491 during the quarter ended March 31, 2019.

In August 2018, the Company sold 1,000,000 shares of its common stock at $
6.25
per share for net proceeds of $5,609,215, after costs and expenses of $640,785. In connection with the October 9, 2015 Note and Warrant Purchase Agreement, the Company has received proceeds from the issuance of convertible notes payable of $100,000 in September 2018 and $124,975 in October 2018. It is anticipated that the Company has cash sufficient to fund operations for the next twelve months.

NOTE 2 — MANAGEMENT’S LIQUIDITY PLANS

As of December 31, 2018, the Company had cash of $5,741,549 and working capital of $3,370,983. In addition, the Company used actual net cash in operations of $1,643,854 during the year ended December 31, 2018.

In August 2018, the Company sold 1,000,000 shares of its common stock at $6.25 per share for net proceeds of $5,609,215, after costs and expenses of $640,785. In connection with the October 9, 2015 Note and Warrant Purchase Agreement, the Company has received proceeds from issuance of convertible notes payable of $100,000 in September 2018 and $124,975 in October 2018 (see Note 8). It is anticipated that the Company has cash sufficient to fund operations for the next twelve months.